Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 1,157	$ 1,146
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Total unrealized gains (losses) included in other comprehensive income	(33)	11
Ending balance	1,124	1,157
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	121	70
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(78)	51
Total unrealized gains (losses) included in other comprehensive income	0	0
Ending balance	$ 43	$ 121